INVENTORY, NET (Tables)	12 Months Ended
Sep. 30, 2023
INVENTORY, NET
Schedule of inventories

	As of	As of
	September 30, 2023	September 30, 2022
Raw materials	$2,497,298	$4,222,103
Low value consumables	254,828	353,861
Work-in-progress	237,987	748,845
Finished goods	2,887,031	4,078,142
Inventory provision	(885,709)	(523,465)
Total inventory	$4,991,435	$8,879,486